Share-based Compensation - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 28, 2019 shares	Dec. 23, 2016 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			600,000	600,000
Total fair value of RSUs vested			¥ 14,747	$ 2,118	¥ 22,300	¥ 32,164
Unrecognized share-based compensation expenses			¥ 17,634				$ 2,533
Unrecognized share-based compensation expenses, weighted average vesting period			3 years 7 days	3 years 7 days
Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of ordinary shares that may be issued pursuant to all share-based awards		8,867,053
Percentage of total outstanding shares on a fully diluted basis allowed for share-based awards		15.00%
Share Incentive Plan 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of ordinary shares that may be issued pursuant to all share-based awards	5,455,346
Percentage of total outstanding shares on a fully diluted basis allowed for share-based awards	15.00%
Share Incentive Plan 2015 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years	4 years
Share Incentive Plan 2015 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			7,207,335	7,207,335
Share Incentive Plan 2015 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			7,807,335	7,807,335